STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statements Of Operations
Revenues
Gross Revenues
Operating Expenses
General and administrative expenses	52,664	69,384
Total Operating Expenses	52,664	69,384
Loss from Operations	(52,664)	(69,384)
Other Income (Expense)
Gain on release of liabilities		236,959
Interest (expense)
Interest (expense) - Related Parties
Total Other Income/(Expense)		236,959
Profit/(loss) before Income Taxes	(52,664)	167,575
Provision for Income Taxes
Net Profits/(Loss)	$ (52,664)	$ 167,575
Earnings (Loss) per Share Basic and Diluted	$ (0.0001)	$ 0.0021
Weighted Average Shares Outstanding Basic and Diluted	310,868,500	80,347,952